SIGNIFICANT ACCOUNTING POLICIES, IFRS 9 Financial Instruments (Details)	12 Months Ended
Dec. 31, 2018
Cash and Banks [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Loans and other receivables
Classification under IFRS 9	Amortized cost
Mutual Funds [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Fair value through profit or loss
Classification under IFRS 9	Fair value through profit or loss
Bank Accounts [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Loans and other receivables
Classification under IFRS 9	Amortized cost
Government Bonds (BONAR 2020) [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Fair value through profit or loss
Classification under IFRS 9	Fair value through profit or loss
Private Bonds [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Fair value through profit or loss
Classification under IFRS 9	Fair value through profit or loss
Government Bonds (LETES) [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Held to maturity
Classification under IFRS 9	Amortized cost
Government Bonds (Central Bank Notes) [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Held to maturity
Classification under IFRS 9	Amortized cost
VRD Bonds [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Loans and other receivables
Classification under IFRS 9	Amortized cost
Trade Receivables [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Loans and other receivables
Classification under IFRS 9	Amortized cost
Other Receivables [Member]
Comparison of Measurement Criteria Used for Financial Assets [Abstract]
Classification under IAS 39	Loans and other receivables
Classification under IFRS 9	Amortized cost